Commitments and Contingencies (Narrative) (Q2) (Details) - USD ($)	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Sep. 30, 2018
Operating lease annual rent					$ 5,000	$ 128	$ 17,030	$ 26,128	$ 58,605	$ 50,087
Non-cancelable Lease Agreements One [Member]
Operating lease term	2 years			25 years					2 years			25 years	2 years
Operating lease annual rent				$ 2,500								$ 2,500
Non-cancelable Lease Agreements Two [Member]
Operating lease term				25 years								25 years
Operating lease annual rent				$ 2,500								$ 2,500
Operating lease annual increase percentage				2.00%								2.00%
Non-cancelable Lease Agreements [Member]
Operating lease term	2 years	20 years	20 years						2 years	20 years	20 years
Operating lease annual rent	$ 45,832	$ 26,000	$ 3,500						$ 45,832	$ 26,000	$ 3,500
Operating lease annual increase percentage			2.00%								2.00%
Short Term Rental Agreements [Member]
Operating lease annual rent					$ 28,628	$ 36,386	$ 116,254	$ 80,509	$ 384,536	$ 193,442